Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Taxes Payable

Taxes payable consisted of the following:

	As of December 31,
	2022	2023
	(in US$ thousands)
Individual income tax withholding	$1,260	$196
VAT payable	525	626
Other taxes payable	78	46
Corporate income taxes payable	4	38
Taxes payable	$1,867	$906